Cover Cover	Jan. 03, 2020
Cover page.
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 03, 2020
Entity Registrant Name	SCULPTOR CAPITAL MANAGEMENT, INC.
Entity Central Index Key	0001403256
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33805
Entity Tax Identification Number	26-0354783
Entity Address, Address Line One	9 West 57th Street,
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	790-0000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Shares
Trading Symbol	SCU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false